UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                    Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     12/31_

Date of reporting period:09/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2009
(Unaudited)

Common Stocks - 96.63%	Shares	Value

Accident & Health Insurance - 2.87%
PartnerRe Ltd.	19,150	$ 1,473,401

Beverages - 2.84%
PepsiCo, Inc.	24,875	1,459,167

Books: Publishing or Publishing and Printing - 2.42%
McGraw-Hill Companies, Inc. / The	49,475	1,243,802

Computer & Office Equipment - 2.80%
International Business Machines Corp. (IBM)	12,025	1,438,310

Crude Petroleum & Natural Gas - 2.83%
EOG Resources, Inc.	4,850	405,024
Questar Corp.	28,000	1,051,680
		1,456,704

Drilling Oil & Gas Wells - 2.20%
Helmerich & Payne, Inc.	28,550	1,128,582

Electric Services - 2.78%
Progress Energy, Inc.	36,525	1,426,666

Footwear (No Rubber) - 2.95%
Wolverine World Wide, Inc.	61,050	1,516,482

General Industrial Machinery & Equipment - 2.96%
Illinois Tool Works, Inc.	35,675	1,523,679

Insurance Agents, Brokers & Service- 2.84%
Arthur J. Gallagher & Co.	59,850	1,458,544

Investment Advice - 2.76%
Federated Investors, Inc. - Class B	53,850	1,420,024

Miscellaneous Food Preparations & Kindred Products - 2.96%
McCormick & Co., Inc.	44,875	1,523,057

National Commercial Banks - 2.77%
Cullen/Frost Bankers, Inc.	27,600	1,425,264

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.65%
Valspar Corp. / The	49,450	1,360,370

Petroleum Refining - 8.66%
Chevron Corp.	24,075	1,695,602
Exxon Mobil Corp.	24,100	1,653,501
Holly Corp.	43,050	1,102,941
		4,452,044

*See accompanying notes which are an intregal part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)

Common Stocks - 96.63% - continued	Shares	Value

Pharmaceutical Preparations - 8.76%
Abbott Laboratories	32,100	$ 1,587,987
Johnson & Johnson	23,525	1,432,437
Merck & Co., Inc.	46,900	1,483,447
		4,503,871

Retail - Drug Stores and Proprietary Stores - 3.39%
Walgreen Co.	46,525	1,743,292

Retail - Lumber & Other Building Materials Dealers - 2.70%
Lowe's Companies, Inc.	66,350	1,389,369

Savings Institutions, Not Federally Chartered - 2.63%
Hudson City Bancorp, Inc.	102,850	1,352,478

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.74%
T. Rowe Price Group, Inc.	30,875	1,410,988

Semiconductors & Related Devices - 2.90%
Linear Technology Corp.	53,975	1,491,329

Ship & Boat Building & Repairing - 3.18%
General Dynamics Corp.	25,300	1,634,380

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.09%
Procter & Gamble Company / The	27,400	1,587,008

State Commercial Banks - 2.66%
Northern Trust Corp.	23,525	1,368,214

Surgical & Medical Instruments & Apparatus - 3.07%
Stryker Corp.	34,725	1,577,557

Telephone Communications - 5.66%
AT&T, Inc.	55,875	1,509,184
Verizon Communications, Inc.	46,225	1,399,231
		2,908,415

Trucking & Courier Services (No Air) - 2.92%
United Parcel Service, Inc. - Class B	26,600	1,502,102

Wholesale - Durable Goods - 2.80%
W.W. Grainger, Inc.	16,100	1,438,696

Wholesale - Motor Vehicle Supplies & New Parts - 2.84%
Genuine Parts Co.	38,325	1,458,649

TOTAL COMMON STOCKS (Cost $47,947,451)		49,672,444

*See accompanying notes which are an intregal part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)

	Shares	Value

Money Market Securities - 3.15%
Federated Prime Obligations Fund, 0.22% (a)	1,619,917	$ 1,619,917

TOTAL MONEY MARKET SECURITIES (Cost $1,619,917)		1,619,917

TOTAL INVESTMENTS (Cost $49,567,368) - 99.78%		$ 51,292,361

Other assets less liabilities - 0.22%		111,524

TOTAL NET ASSETS - 100.00%		$ 51,403,885

(a) Variable rate security; the money market rate shown represents the rate at September 30, 2009.

Tax Related
Unrealized appreciation	$3,244,187
Unrealized depreciation	(1,519,194)
Net unrealized appreciation	$ 1,724,993

Aggregate cost of securities for income tax purposes	$ 49,567,368

*See accompanying notes which are an intregal part of these financial statements.

Crawford Dividend Growth Fund

Notes to the Schedule of Investments

September 30, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards, Fair Value Measurements, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FASB standards established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” which further clarifies the reporting requirements of fair valuation. The Fund adopted the position as of September 30, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Crawford Dividend Growth Fund

Notes to the Schedule of Investments - continued

September 30, 2009

(Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3 to 1 Diversified Equity Fund
Schedule of Investments
September 30, 2009
(Unaudited)

Common Stocks - 92.82%	Shares	Value

Aerospace/Defense Equipment - 0.35%
BBA Aviation PLC	63,968	$ 161,940

Agricultural Operations - 0.16%
China Agri-Industries Holdings, Ltd.	78,289	73,136

Airlines - 0.14%
Cathay Pacific Airways, Ltd. (a)	41,000	64,753

Banks - 4.96%
Banco Santander SA	17,439	280,411
Bank of America Corp.	18,875	319,365
Bank Sarasin & Cie AG - Class B (a)	2,754	114,385
DBS Group Holdings, Ltd.	13,545	127,654
DnB NOR ASA (a)	13,178	151,941
Julius Baer Holding AG	5,118	255,234
National Bank of Greece S.A. (a)	9,573	342,842
Societe Generale	3,566	286,698
Sumitomo Mitsui Financial Group, Inc.	5,357	187,272
UniCredit SpA (a)	58,730	229,220
		2,295,022

Batteries/Battery Systems - 0.67%
Energizer Holdings, Inc. (a)	3,170	210,298
Saft Groupe S.A.	1,794	99,652
		309,950

Breweries - 0.48%
Carlsberg A/S - Class B	3,091	223,638

Chemicals - 3.01%
Albemarle Corp.	13,400	463,640
Bayer AG	3,539	246,142
Monsanto Co.	2,155	166,797
Mosaic Co./The	4,545	218,478
NewMarket Corp.	3,191	296,891
		1,391,948

Coal - 0.21%
Centennial Coal Company, Ltd.	34,761	98,782

Consumer Products - 1.69%
Johnson & Johnson	6,270	381,780
Knoll, Inc.	14,060	146,646
Procter & Gamble Co./The	4,355	252,242
		780,668

Construction Materials & Services - 0.86%
Astaldi S.p.A.	13,863	120,676
Buzzi Unicem S.p.A.	6,442	111,118
Buzzi Unicem S.p.A. - Risparmio Shares	4,491	48,219
HeidelbergCement AG (a)	1,991	119,326
		399,339

Diversified Conglomerates - 0.58%
Jardine Matheson Holdings, Ltd.	8,894	270,378

Electric Power - 3.61%
AES Corp./The (a)	28,930	428,743
Electricite de France (EDF)	2,467	146,195
International Power plc	27,523	127,205
Iride S.p.A.	35,000	68,455
SunPower Corp. - Class A (a)	16,875	504,394
Suntech Power Holdings Co., Ltd. (a) (b)	18,035	274,132
Terna - Rete Elettrica Nationale SpA	31,070	121,037
		1,670,161

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)

Common Stocks - 92.82% - continued	Shares	Value

Electronics - 5.21%
ALPS Electric Co., LTD (a)	7,300	$ 42,234
Canon, Inc.	3,400	137,846
De La Rue plc	6,052	86,913
Dell, Inc. (a)	17,685	269,873
Emerson Electric Co.	8,565	343,285
General Cable Corp. (a)	8,440	330,426
International Business Machines Corp. (IBM)	7,045	842,652
Prysmian SpA	6,363	119,242
Synaptics, Inc. (a)	6,654	167,681
Wincor Nixdorf AG	1,090	70,186
		2,410,338

Finance - 2.00%
American Express Co.	7,805	264,589
London Stock Exchange Group plc	9,244	126,545
NASDAQ OMX Group, Inc./The (a)	12,505	263,230
Western Union Co.	14,250	269,610
		923,974

Firearms - 0.70%
Sturm, Ruger & Co, Inc.	25,000	323,500

Food & Beverages - 3.41%
Coca-Cola Co./The	17,785	955,054
Lance, Inc.	10,056	259,646
Nestle SA	8,489	361,255
		1,575,955

Gold, Platinum & Silver - 5.91%
Agnico-Eagle Mines, Ltd.	4,780	324,323
Barrick Gold Corp.	8,485	321,581
Coeur d'Alene Mines Corp. (a)	16,185	331,793
Goldcorp, Inc.	14,240	574,869
Newmont Mining Corp.	12,805	563,676
NovaGold Resources, Inc. (a)	63,770	326,502
Silver Wheaton Corp. (a)	23,425	294,921
		2,737,665

Hazardous Waste Disposal - 0.31%
EnergySolutions	15,788	145,565

Healthcare - 1.43%
Fresenius Medical Care AG & Co.	5,239	260,993
Owens & Minor, Inc.	2,870	129,867
Tenet Healthcare Corp. (a)	46,213	271,732
		662,592

Import/Export - 0.71%
DP World, Ltd.	228,303	127,850
ITOCHU Corp.	30,000	199,363
		327,213

Insurance - 5.90%
Aksigorta AS	40,345	143,861
Alleghany Corp. (a)	811	210,090
Allianz SE	2,333	293,629
AXA Asia Pacific Holdings, Ltd.	33,070	127,540
Fondiaria - Sai S.p.A. - Risparmio Shares	19,336	261,309
ING Groep N.V. (a)	12,971	231,320

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)

Common Stocks - 92.82% - continued	Shares	Value

Insurance - 5.90% - continued
Investors Title Co.	3,192	$ 104,538
Markel Corp. (a)	582	191,955
Montpelier Re Holdings, Ltd.	18,060	294,739
Tokio Marine Holdings, Inc.	4,800	139,387
Wesco Financial Corp.	735	239,243
White Mountains Insurance Group, Ltd.	848	260,344
Zurich Financial Services AG	980	232,794
		2,730,749

Investment Companies - 0.15%
Cheung Kong Infrastructure Holdings, Ltd.	19,643	70,207

Leisure & Entertainment - 4.18%
Carnival plc (a)	4,764	162,432
City Developments, Ltd.	8,000	58,591
Kangwon Land, Inc.	6,130	90,526
MGM MIRAGEe (a)	77,670	935,147
Sol Melia, S.A.	18,600	187,604
Wynn Macau, Ltd. (a)	26,400	34,337
Wynn Resorts, Ltd. (a)	6,555	464,683
		1,933,320

Machinery - 2.95%
Amada Co., Ltd.	12,149	81,957
Caterpillar, Inc.	10,520	539,992
Danieli & Co. S.p.A. - Risparmio shares	16,797	224,787
Deere & Co.	6,885	295,504
Kone OYJ - Class B	4,106	150,771
MAN SE	892	74,388
		1,367,399

Metals, Minerals & Mining - 1.15%
Rio Tinto plc	6,422	274,062
Tredegar Corp.	12,300	178,350
Vulcan Materials Co.	1,500	81,105
		533,517

Petroleum & Natural Gas - 16.08%
ATP Oil & Gas Corp. (a)	11,474	205,270
Atwood Oceanics, Inc. (a)	12,030	424,298
Buckeye Partners, L.P.	3,900	188,799
Canadian Natural Resources, Ltd.	8,385	563,388
Continental Resources, Inc. (a)	9,855	386,020
Delta Petroleum Corp. (a)	95,915	167,851
Devon Energy Corp.	3,215	216,466
Enagas	7,731	161,378
Enia SpA	24,561	192,438
Galp Energia SGPS, S.A. - Class B	9,373	161,948
Hess Corp.	9,113	487,181
KazMunaiGas Exploration Production (c)	10,800	241,704
Kinder Morgan Management, LLC (a)	5,173	244,942
Murphy Oil Corp.	11,505	662,343
Oilsands Quest, Inc. (a)	94,475	106,757
Petroleo Brasileiro S.A. (b)	14,060	645,354
Royal Dutch Shell plc - Class A	13,517	390,076
Suncor Energy, Inc.	28,400	981,504
Total SA	4,877	289,476
Valero Energy Corp.	37,355	724,313
		7,441,506

Pharmaceutical Preparations - 3.16%
Alnylam Pharmaceuticals, Inc. (a)	9,915	224,872
Bristol-Myers Squibb Co.	7,795	175,543
CSL, Ltd.	4,105	121,219
Roche Holding AG	2,477	399,824
UCB SA	2,195	92,536
Valeant Pharmaceuticals International (a)	15,980	448,399
		1,462,393

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)

Common Stocks - 92.82% - continued	Shares	Value

Public Thoroughfares - 0.34%
Atlantia S.p.A.	6,507	$ 157,610

Real Estate Development and Management - 1.46%
Cheung Kong (Holdings), Ltd.	8,422	106,877
Kerry Properties, Ltd.	20,361	108,897
Mitsubishi Estate Company, Ltd.	12,000	189,244
NTT Urban Developement Corp.	77	70,864
Tejon Ranch Co. (a)	7,780	199,790
		675,672

Restaurants - 1.25%
McDonald's Corp.	6,790	387,505
Whitbread PLC	9,785	190,286
		577,791

Retail - 5.96%
Barnes & Noble, Inc.	9,425	209,424
Cabela's, Inc. (a)	20,743	276,712
CarMax, Inc. (a)	19,500	407,550
Compagnie Financiere Richemont SA - Class A	2,491	70,287
FamilyMart Co., Ltd.	6,900	222,717
FAST RETAILING CO., Ltd.	800	101,502
Inergy, L.P.	8,500	253,130
PriceSmart, Inc.	14,700	275,625
Wal-Mart Stores, Inc.	12,050	591,535
WH Smith PLC	17,775	128,203
Whole Foods Market, Inc. (a)	7,210	219,833
		2,756,518

Services - 6.62%
Advent Software, Inc. (a)	2,000	80,500
Akamai Technologies, Inc. (a)	13,970	274,930
Brink's Home Security Holdings, Inc. (a)	5,620	173,040
CME Group, Inc.	1,120	345,173
Corrections Corporation of America (a)	14,600	330,690
Eaton Vance Corp.	10,000	279,900
Fluor Corp.	4,305	218,909
IMS Health, Inc.	11,300	173,455
Korn/Ferry International (a)	16,790	244,966
L-1 Identity Solutions, Inc. (a)	15,370	107,436
McDermott International, Inc. (a)	18,970	479,372
Service Corp. International	42,800	300,028
Shenzhen International Holdings, Ltd.	852,500	57,199
		3,065,598

Telecommunications - 2.28%
Hutchison Telecommunications Hong Kong Holdings, Ltd.	549,279	92,136
Millicom International Cellular S.A. (a)	3,621	263,392
Nippon Telegraph & Telephone Corp.	3,500	162,618
Singapore Telecommunications, Ltd.	71,945	165,937
Telefonica S.A.	13,424	369,989
		1,054,072

Television - 0.58%
Mediaset S.p.A.	11,100	77,559
Modern Times Group - Class B	4,423	190,698
		268,257

Tobacco Products - 1.32%
Japan Tobacco, Inc.	96	330,240
Universal Corp.	6,707	280,487
		610,727

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)

Common Stocks - 92.82% - continued	Shares	Value

Toys - 0.86%
Hasbro, Inc.	9,741	$ 270,313
Nintendo Co., Ltd.	500	128,441
		398,754

Transportation - 2.18%
Alexander & Baldwin, Inc.	9,900	317,691
Brink's Co./The	8,720	234,655
Central Japan Railway Co.	34	244,932
Deutsche Post AG	7,587	142,180
MTR Corp.	19,355	67,180
		1,006,638

TOTAL COMMON STOCKS (Cost $41,370,594)		42,957,245

Real Estate Investment Trusts - 1.25%

Hatteras Financial Corp.	11,200	335,776
UDR, Inc.	15,405	242,475

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $549,691)		578,251

Exchange-Traded Funds - 3.05%

iShares Silver Trust (a)	30,590	501,064
Market Vectors Gold Miners ETF (a)	6,450	292,120
SPDR Gold Trust (a)	6,235	616,330

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,178,778)		1,409,514

Money Market Securities - 2.51%

Fidelity Institutional Money Market: Money Market Portfolio - Institutional Shares, 0.46% (d)	236,780	236,780
Fidelity Institutional Money Market: Treasury Only - Class I, 0.08% (d)	926,806	926,806

TOTAL MONEY MARKET SECURITIES (Cost $1,163,586)		1,163,586

TOTAL INVESTMENTS (Cost $44,262,649) - 99.63%		$ 46,108,596

Other assets less liabilities - 0.37%		173,158

TOTAL NET ASSETS - 100.00%		$ 46,281,754

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at September 30, 2009.

Tax Related, excluding foreign currency
Unrealized appreciation		$ 5,213,287
Unrealized depreciation		(3,367,340)
Net unrealized appreciation		$ 1,845,947

Aggregate cost of securities for income tax purposes		$ 44,262,649

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.75%
Bermuda	0.77%
Brazil	1.66%
Canada	5.20%
China	0.59%
Denmark	0.48%
Finland	0.86%
France	1.78%
Germany	1.92%
Greece	0.74%
Hong Kong	1.84%
Italy	3.63%
Japan	4.62%
Kazakhstan	0.52%
Netherlands	1.34%
Norway	0.33%
Portugal	0.35%
Singapore	0.76%
Spain	2.16%
Sweden	0.41%
Switzerland	3.76%
Turkey	0.31%
United Arab Emirates	0.28%
United Kingdom	2.72%
United States	61.85%
Total	99.63%
Cash and other assets less liabilities	0.37%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
September 30, 2009
(Unaudited)

	Principal
Asset-Backed Securities - 1.12%	Amount	Value

CNH Equipment Trust, Series 2008-B, Class A3A, 4.780%, 07/16/2012 (a)	$ 100,000	$ 102,272
Merrill Auto Trust Securitization, 2008-1, Class A4A, 6.150%, 04/15/2015 (a)	105,000	110,970
USAA Auto Owner Trust, Series 2008-3, Class A4, 4.710%, 02/18/2014 (a)	100,000	105,538

TOTAL ASSET-BACKED SECURITIES (Cost $304,973)		318,780

Corporate Bonds - 53.05%

Advanced Micro Devices, Inc., 7.750%, 11/01/2012	202,000	182,305
AES Corp., 7.750%, 10/15/2015	90,000	90,900
American Railcar Industries, 7.500%, 03/01/2014	52,000	48,620
Amkor Technologies, Inc., 9.250%, 06/01/2016	392,000	405,720
Anadarko Petroleum Corp., 6.950%, 06/15/2019	90,000	100,520
Anheuser-Busch Company, Inc., 4.500%, 04/01/2018	40,000	38,859
Aventine Renewable Energy, Inc., 10.000%, 04/01/2017 (c)	433,000	235,985
Bear Stearns Co., Inc., 6.400%, 10/02/2017	90,000	98,062
Brigham Exploration Co., 9.625%, 05/01/2014	324,000	288,360
Bunge Limited Finance Co., 8.500%, 06/15/2019	35,000	40,418
Callon Petroleum Co., 9.750%, 12/08/2010	137,000	54,115
Capmark Financial Group, Inc., 5.875%, 05/10/2012	2,563,000	604,604
Chevron Phillips Chemical, 8.250%, 06/15/2019 (b)	60,000	72,589
CIT Group, Inc., 4.750%, 12/15/2010	1,102,000	761,472
Citigroup, Inc., 6.500%, 08/19/2013	105,000	110,318
Citigroup, Inc., 8.125%, 07/15/2039	110,000	123,503
Clayton William Energy, Inc., 7.750%, 08/01/2013	293,000	253,445
CMS Energy, 8.750%, 06/15/2019	5,000	5,464
Comcast Corp., 6.950%, 08/15/2037	124,000	138,856
Corning, Inc., 6.625%, 05/15/2019	60,000	65,757
Cox Communications, Inc., 6.750%, 03/15/2011	45,000	47,672
Crane Co., 6.550%, 11/15/2036	60,000	59,060
Cricket Communications, Inc., 9.375%, 11/01/2014	460,000	469,200
Del Monte Corp., 7.500%, 10/15/2019 (b)	100,000	101,500
Dr. Pepper Snapple Group, 6.820%, 05/01/2018	64,000	72,875
Dune Energy, Inc., 10.500%, 06/01/2012	371,000	209,615
Embarq Corp., 7.995%, 06/01/2036	205,000	214,791
EQT Corp., 8.125%, 06/01/2019	35,000	40,017
Equifax, Inc., 7.000%, 07/01/2037	35,000	34,489
Exelon Generation Co., LLC, 5.200%, 10/01/2019	35,000	35,452
Exelon Generation Co., LLC, 6.250%, 10/01/2039	75,000	76,811
Express Scripts, Inc., 7.250%, 06/15/2019	10,000	11,766
Fiserv, Inc., 6.125%, 11/20/2012	60,000	65,077
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,129,000	1,060,592
Frontier Communications Corp., 7.875%, 01/15/2027	80,000	73,400
Gaylord Entertainment Co., 8.000%, 11/15/2013	455,000	468,650
General Electric Capital Corp., 5.625%, 09/15/2017	240,000	243,395
General Electric Capital Corp., 5.875%, 01/14/2038	5,000	4,600
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	126,875
GMAC LLC, 6.000%, 12/15/2011 (b)	18,000	16,830
GMAC LLC, 6.625%, 05/15/2012 (b)	75,000	69,750
GMAC LLC, 7.250%, 03/02/2011	777,000	746,984
GMAC LLC, 8.000%, 11/01/2031 (b)	30,000	24,450
Goldman Sachs Group, Inc., 6.150%, 04/01/2018	120,000	126,438
HCA, Inc., 7.500%, 12/15/2023	25,000	20,307
HCA, Inc., 9.125%, 11/15/2014	35,000	36,225
Heinz (H.J.) Co., 5.350%, 07/15/2013	105,000	112,846

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)
	Principal
Corporate Bonds - 53.05% - continued	Amount	Value

Hospira, Inc., 6.050%, 03/30/2017	$ 20,000	$ 20,974
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	43,236
ICAHN Enterprises, 7.125%, 02/15/2013	571,000	552,443
International Lease Finance Corp., 5.000%, 04/15/2010	30,000	29,139
International Lease Finance Corp., 5.300%, 05/01/2012	5,000	4,205
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	4,088
International Lease Finance Corp., 5.625%, 09/20/2013	470,000	358,504
International Lease Finance Corp., 5.650%, 06/01/2014	15,000	11,524
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	12,042
International Paper Co., 9.375%, 05/15/2019	105,000	123,146
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	35,263
ISTAR Financial, Inc., 0.659%, 03/09/2010 (a)	720,000	663,300
Jabil Circuit, Inc., 7.750%, 07/15/2016	15,000	15,300
JPMorgan Chase & Co., 2.125%, 06/22/2012	55,000	55,843
JPMorgan Chase & Co., 6.000%, 01/15/2018	90,000	96,758
Kraft Foods, Inc., 6.125%, 08/23/2018	55,000	58,438
Level 3 Financing, Inc., 9.250%, 11/01/2014	600,000	531,750
M/I Homes, Inc., 6.875%, 04/01/2012	130,000	120,900
Marsh & McLennan Co., Inc., 9.250%, 04/15/2019	40,000	50,209
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	39,198
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	115,874
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	557,000	572,317
MGM Mirage, Inc., 7.625%, 01/15/2017	158,000	124,030
Morgan Stanley, 4.250%, 05/15/2010	65,000	66,088
Morgan Stanley, 5.550%, 04/27/2017	35,000	34,921
Morgan Stanley, 6.625%, 04/01/2018	70,000	74,140
Morgan Stanley, 6.750%, 04/15/2011	10,000	10,667
Motorola, Inc., 6.500%, 09/01/2025	10,000	8,470
Motorola, Inc., 6.625%, 11/15/2037	10,000	8,399
Nabors Industries, Inc., 9,250%, 01/15/2019	40,000	47,614
NGPL Pipeco LLC, 6.514%, 12/15/2012 (b)	65,000	71,363
Oneok Partners LP, 8.625%, 03/01/2019	40,000	47,830
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	32,863
Phi, Inc., 7.125%, 04/15/2013	77,000	72,669
Qwest Corp., 6.875%, 09/15/2033	65,000	52,975
Qwest Corp., 7.200%, 11/10/2026	170,000	142,800
Reynolds American, Inc., 7.250%, 06/15/2037	95,000	94,368
SLM Corp., 5.000%, 10/01/2013	50,000	39,837
SLM Corp., 5.375%, 05/15/2014	10,000	7,661
SLM Corp., 8.450%, 06/15/2018	50,000	39,931
Smithfield Foods, Inc., 10.000%, 07/15/2014 (b)	65,000	68,575
Southern California Edison, 7.625%, 01/15/2010	35,000	35,660
Sprint Capital Corp., 6.875%, 11/15/2028	165,000	138,600
Sprint Capital Corp., 8.750%, 03/15/2032	450,000	427,500
Teppco Partners L.P., 7.550%, 04/15/2038	45,000	53,251
Time Warner Cable, Inc., 6.500%, 11/15/2036	60,000	61,593
Time Warner Cable, Inc., 8.250%, 04/01/2019	85,000	102,915
Timken Co., 6.000%, 09/15/2014	45,000	46,798
Trump Entertainment Resorts, 8.500%, 06/01/2015 (c)	867,000	108,375
Unisys Corp., 12.500%, 01/15/2016	81,000	70,470
US Concrete, Inc., 8.375%, 04/01/2014	399,000	261,345
US Steel Corp., 6.650%, 06/01/2037	40,000	32,716
USG Corp., 6.300%, 11/15/2016	55,000	47,025

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)
	Principal
Corporate Bonds - 53.05% - continued	Amount	Value

Valero Energy Corp., 9.375%, 03/15/2019	$ 55,000	$ 64,194
Waste Management, Inc., 7.375%, 03/11/2019	30,000	34,973
Wellpoint, Inc., 7.000%, 02/15/2019	85,000	96,794
Whirlpool Corp., 8.000%, 05/01/2012	15,000	16,200
Whirlpool Corp., 8.600%, 05/01/2014	15,000	16,795
Willis North America, Inc., 6.200%, 03/28/2017	30,000	29,410
Willis North America, Inc., 7.000%, 09/29/2019	10,000	10,301
Wynn Las Vegas LLC., 6.625%, 12/01/2014	383,000	366,722
Xerox Corp., 6.350%, 05/15/2018	140,000	145,786
XTO Energy, Inc., 6.375%, 06/15/2038	125,000	133,424

TOTAL CORPORATE BONDS (Cost $15,650,728)		15,150,038

Convertible Corporate Bonds - 6.73%

ADC Telecom, 1.593%, 06/15/2013	186,000	148,335
Affymetrix, Inc., 3.500%, 01/15/2038	892,000	722,520
Energy Convers, 3.000%, 06/15/2013	81,000	59,839
Hospitality Prop, 3.800%, 03/15/2027	428,000	408,740
JA Solar Holdings Co. Ltd., 4.500%, 05/15/2013	246,000	183,577
Nektar Therapeutics, 3.250%, 09/28/2012	438,000	399,675

TOTAL CONVERTIBLE CORPORATE BOND (Cost $1,560,006)		1,922,686

Foreign Bonds- Denominated in U.S. Dollars - 10.51%

Arcelormittal, 9.850%, 06/01/2019	60,000	71,084
Axtel Sab De CV, 9.000%, 09/22/2019 (b)	60,000	61,200
Barclays Bank PLC, 6.750%, 05/22/2019	125,000	140,056
Emirate of ABU Dhabi, 6.750%, 04/08/2019 (b)	115,000	128,889
Enersis SA, 7.375%, 01/15/2014	40,000	44,213
Export-Import BK Korea, 8.125%, 01/21/2014	100,000	114,654
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	110,004
Holcim Capital Corp., 6.875%, 09/29/2039 (b)	100,000	103,410
Hutchinson Whampoa, 5.750%, 09/11/2019 (b)	165,000	166,621
K Hovanian Enterprises, 11.500%, 05/01/2013	660,000	699,600
Qtel International Finance, Ltd., 7.875%, 06/10/2019 (b)	100,000	114,722
Republic of Indonesia, 7.750%, 01/17/2038 (b)	100,000	111,500
Republic of Korea, 7.125%, 04/16/2019	100,000	117,706
Rio Tinto Finance USA, Ltd., 9.000%, 05/01/2019	45,000	55,334
Royal Caribbean Cruises, 11.875%, 07/15/2015	80,000	90,400
Royal Caribbean Cruises, 7.000%, 06/15/2013	438,000	419,385
Taqa Abu Dhabi National Energy, 6.250%, 09/16/2019 (b)	100,000	101,109
Telecom Italia Capital, 7.200%, 07/18/2036	120,000	136,014
Telemar Norte Leste, 9.500%, 04/23/2019 (b)	100,000	120,000
True Move Co., Ltd., 10.750%, 12/16/2013 (b)	100,000	96,500

TOTAL FOREIGN BONDS- DENOMINATED IN US DOLLARS (Cost $2,688,034)		3,002,401

Mortgage-Backed Securities - 13.15%

Bear Stearns Commercial Mortgage, Series 2007-PW15, Class A4, 5.331%, 02/11/2044	25,000	22,562
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	40,000	39,850
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	60,000	50,317
Commercial Mortgage Pass-Through Certification, Series 2006-C7, Class A4, 5.767%, 06/10/2046 (a)	50,000	47,939
Credit Suisse Mortgage Capital Certification, Series 2007-C5, Clas A4, 5.695%, 09/15/2040	100,000	79,088
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	123,371	125,633
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	97,062	103,149
Fannie Mae, Pool #888478, 6.000%, 07/01/2037	79,042	83,654
Fannie Mae, Pool #888545, 6.500%, 07/01/2037	65,728	70,373
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	79,123	84,764
Fannie Mae, Pool #899945, 5.500%, 12/01/2037	183,817	192,673
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	115,385	122,227
Fannie Mae, Pool #938605, 6.000%, 05/01/2022	134,798	143,802
Fannie Mae, Pool #940807, 6.000%, 07/01/2037	80,365	84,979
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	81,721	85,821
Fannie Mae, Pool #960470, 6.500%, 12/01/2037	94,265	100,926
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	69,016	71,409
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	79,783	84,296
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	80,781	85,350
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	151,827	154,610
Fannie Mae, Pool #AA4936, 5.000%, 03/01/2039	128,461	132,902
Fannie Mae, Pool #G04282, 5.000%, 05/01/2038	235,405	243,641
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	152,455	160,363
Ginnie Mae, Pool #676768, 6.000%, 03/15/2038	175,159	184,163
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	40,298	42,370
Ginnie Mae, Pool #685839, 5.000%, 04/15/2038	36,463	37,821

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2009
(Unaudited)
	Principal
Mortgage-Backed Securities - 13.15% - continued	Amount	Value

Ginnie Mae, Pool #701544, 5.500%, 01/15/2039	$ 87,779	$ 92,291
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	172,501	182,685
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	45,000	39,988
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	120,000	105,759
JP Morgan Chase Commercial Mortgage, Series 2007-LDPX, Class A3, 5.420%, 01/15/2049	100,000	84,552
JP Morgan Chase Commercial Mortgage, Series 2007-CB18, Class A4, 5.440%, 06/12/2047	25,000	21,543
JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class A4, 5.875%, 04/15/2045 (a)	155,000	144,510
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030	100,000	100,227
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039	50,000	45,647
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 06/15/2038 (a)	50,000	47,456
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	50,000	45,583
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.649%, 06/11/2042 (a)	110,000	104,056
Wachovia Bank Commercial Mortgage, Series 2006-C29, Class A4, 5.308%, 11/15/2048	120,000	108,326

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,597,369)		3,757,305

U.S Government Securities - 10.82%

U.S. Treasury Bond, 3.500%, 02/15/2039	320,000	290,000
U.S. Treasury Note, 2.375%, 08/31/2010	140,000	142,571
U.S. Treasury Note, 2.625%, 06/30/2014	70,000	71,269
U.S. Treasury Note, 2.750%, 02/15/2019	130,000	124,099
U.S. Treasury Note, 3.125%, 05/15/2019	1,200,000	1,181,156
U.S. Treasury Note, 3.250%, 07/31/2016	255,000	261,057
U.S. Treasury Note, 3.625%, 01/15/2010	345,000	348,558
U.S. Treasury Note, 3.625%, 08/15/2019	110,000	112,939
U.S. Treasury Note, 3.750%, 11/15/2018	240,000	248,419
U.S. Treasury Note, 4.625%, 02/15/2017	280,000	310,122

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,038,482)		3,090,190

Preferred Stock - 0.18%	Shares

Fannie Mae, 6.750%, 09/30/2010	22,000	34,540
GMAC Preferred Blocker, Inc., 7.000%, 12/31/2011 (b)	27	15,703

TOTAL PREFERRED STOCK (Cost $91,070)		50,243

Money Market Securities - 1.82%

Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Shares, 0.33% (d)	224,741	224,741
Fidelity Institutional Money Market: Treasury Only - Class I, 0.33% (d)	296,283	296,283

TOTAL MONEY MARKET SECURITIES (Cost $521,024)		521,024

TOTAL INVESTMENTS (Cost $27,451,686) - 97.38%		$ 27,812,667

Other assets less liabilities - 2.62%		747,320

TOTAL NET ASSETS - 100.00%		$ 28,559,987

(a) Variable Rate Security; the rate shown represents the rate at September 30, 2009.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c) In default.
(d) Variable Rate Security; the money market rate shown represents the rate at September 30, 2009.

Tax Related
Unrealized appreciation		$ 2,051,061
Unrealized depreciation		(1,690,080)
Net unrealized appreciation		$ 360,981

Aggregate cost of securities for income tax purposes		$ 27,451,686

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds

Related Notes to the Schedule of Investments

September 30, 2009

(Unaudited)

Securities Valuation – All investments in securities are recorded at their estimated fair value as described below.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, foreign common stocks, real estate investment trusts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

3 to 1 Funds

Related Notes to the Schedule of Investments

September 30, 2009

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible corporate bonds, asset-backed securities, collateralized mortgage obligations, mortgage-backed securities, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2009 in valuing the Diversified Equity Fund’s investments:

3 to 1 Funds

Related Notes to the Schedule of Investments

September 30, 2009

(Unaudited)

The Diversified Equity Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Diversified Equity Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used at September 30, 2009 in valuing the Strategic Income Fund’s investments:

3 to 1 Funds

Related Notes to the Schedule of Investments

September 30, 2009

(Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Strategic Income Fund:

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 11/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 11/27/2009

By

/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 11/27/2009